Leases - Summary of weighted average discount rate and weighted average remaining lease term of operating leases (Detail)	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
Weighted-average discount rate used to measure lease liabilities	1.40%	1.40%
Weighted-average remaining lease term	7 years 2 months 12 days	7 years 7 months 6 days